Property and Equipment	12 Months Ended
Aug. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 8 - Property and Equipment

The equipment acquired during the fiscal year ended August 31, 2019 as acquired in association with the acquisition taking place in July 1, 2019. On this date, the Company acquired Action Nutraceuticals, Inc., a company owned by our current CEO, Arman Tabatabaei. The transaction value was nominal, at only One Thousand Dollars ($1,000). Therefore, the Company believes its acquisition of Action Nutraceuticals, Inc. is not an acquisition of a significant amount of assets, or a transaction defined by 17 CFR § 229.404 - (Item 404) Transactions with related persons, promoters and certain control persons, that would require specific disclosures under the section cited. Regardless, the Company will disclose the transaction pursuant to 17 CFR § 229.404 - (Item 404) "Transactions with Related Persons, Promoters and Certain Control Persons." No intellectual property, patents or trademarks were acquired in the transaction.

Property and equipment as of August 31, 2019 and 2018 is summarized in the table below.

	2019	2018
Machinery & Equipment	$14,000	$-
Accumulated depreciation	(752)
Total Machinery & Equipment	$13,248	$-